Imperial Fund I, LLC ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date - 5/21/2021 9:54:42 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Type	0	45	0.00%	45
Borrower First Name	3	45	6.67%	45
Borrower Last Name	3	45	6.67%	45
Borrower Qualifying FICO	4	25	16.00%	45
City	0	45	0.00%	45
Coborrower First Name	0	1	0.00%	45
Coborrower Last Name	0	1	0.00%	45
Coborrower Qualifying FICO	1	1	100.00%	45
Contract Sales Price	1	35	2.86%	45
Debt Service Coverage Ratio	2	4	50.00%	45
First Payment Date	0	45	0.00%	45
Interest Rate Initial Cap	0	23	0.00%	45
Interest Rate Life Cap	0	23	0.00%	45
Interest Rate Life Max	3	43	6.98%	45
Interest Rate Periodic Cap	0	21	0.00%	45
Investor: Qualifying Total Debt Ratio	13	45	28.89%	45
LTV Valuation Value	1	45	2.22%	45
Margin	0	23	0.00%	45
MERS Min Number	4	45	8.89%	45
Note Date	1	45	2.22%	45
Occupancy	0	45	0.00%	45
Original Interest Rate	0	45	0.00%	45
Original Loan Amount	0	45	0.00%	45
Original LTV	0	45	0.00%	45
Original P&I	14	45	31.11%	45
Origination Company Name	0	36	0.00%	45
Prepayment Penalty Period (months)	5	14	35.71%	45
Property Type	7	45	15.56%	45
Purpose	0	45	0.00%	45
Refi Purpose	1	14	7.14%	45
Representative FICO	2	45	4.44%	45
State	0	45	0.00%	45
Street	0	45	0.00%	45
Total Income	11	45	24.44%	45
Zip	0	45	0.00%	45
Total	76	1,209	0.00%	45